PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 173,469	$ 144,558
Less: Accumulated depreciation and impairment	(79,423)	(66,508)
Property, plant and equipment, net	94,046	78,050
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	73,617	67,520
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,110	12,941
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,294	14,222
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,860	4,675
Electronic and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	41,154	36,647
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 22,434	$ 8,553